Income from operations - Disaggregation of Sales per geographical cluster (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from operations [Line Items]
Revenue from contracts with customers		€ 19,073	€ 19,003	€ 17,700
Revenue From Other Sources	[1]	462	479	421
Revenue		19,535	19,482	18,121
Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers		4,594	4,096
Revenue From Other Sources		19	38
Revenue		4,613	4,134	3,990
North America [member]
Income from operations [Line Items]
Revenue from contracts with customers		6,853	6,837
Revenue From Other Sources		95	114
Revenue		6,949	6,951	6,338
Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		1,518	1,583
Revenue From Other Sources		342	322
Revenue		1,860	1,905	1,892
Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		12,965	12,515
Revenue From Other Sources		457	474
Revenue		13,422	12,990	12,221
Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		6,108	6,488
Revenue From Other Sources		5	5
Revenue		6,113	6,492	€ 5,901
Goods or services transferred at point in time [member]
Income from operations [Line Items]
Revenue from contracts with customers		14,793	14,982
Goods or services transferred at point in time [member] | Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers		3,663	3,165
Goods or services transferred at point in time [member] | North America [member]
Income from operations [Line Items]
Revenue from contracts with customers		4,712	4,944
Goods or services transferred at point in time [member] | Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		1,145	1,226
Goods or services transferred at point in time [member] | Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		9,520	9,335
Goods or services transferred at point in time [member] | Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		5,273	5,647
Goods or services transferred over time [member]
Income from operations [Line Items]
Revenue from contracts with customers		4,279	4,021
Goods or services transferred over time [member] | Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers		931	931
Goods or services transferred over time [member] | North America [member]
Income from operations [Line Items]
Revenue from contracts with customers		2,140	1,894
Goods or services transferred over time [member] | Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		373	357
Goods or services transferred over time [member] | Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		3,444	3,181
Goods or services transferred over time [member] | Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers		€ 835	€ 840

[1]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million (2019: EUR 307 million)